Loss Per Class A and Class B Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per Class A and Class B ordinary share
Schedule of weighted average number of ordinary shares

	For the year ended December 31,
	2023	2024	2025
	Number of	Number of	Number of
	shares	shares	shares
	‘000	‘000	‘000
Issued Class A and Class B ordinary shares as of January 1	103,850	105,614	826,214
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	—
Effect of ordinary shares issued (Note(i))	894	34,990	54,484
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	—	16,350	—
Effect of Class A ordinary shares issued upon Global Offering	—	—	13,540
Effect of Class A and Class B ordinary shares converted from preferred shares	—	100,188	—
Effect of Class A ordinary shares surrendered	—	—	*
Effect of ordinary shares deemed to be in issue(Note(ii))	—	24,701	31,785
Weighted average number of Class A and Class B ordinary shares for the year	117,551	294,650	926,023

*Represents shares less than 1,000

Note:

(i)	As disclosed in Note 29(a)(xi), for the year ended December 31, 2025, the Company issued 75,000,000 Class A ordinary shares to its share depositary bank to be used to settle vested RSUs and share options upon their exercise. These shares have been excluded from the computation of loss per ordinary share until they are used for the settlement of vested RSUs and exercise of vested share options.
(ii)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

Schedule of earnings per share

	For the year ended December 31,
	2023	2024	2025
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(1,981,868)	(2,516,808)	(1,654,900)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	117,551	294,650	926,023
Basic loss per Class A and Class B ordinary share (in RMB)	(16.86)	(8.54)	(1.79)